Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets by Region
Non-Current Assets	€ 45,928	€ 43,077
EMEA
Non-Current Assets by Region
Non-Current Assets	11,794	11,232
Germany
Non-Current Assets by Region
Non-Current Assets	5,897	5,305
Rest of EMEA
Non-Current Assets by Region
Non-Current Assets	5,897	5,927
Americas
Non-Current Assets by Region
Non-Current Assets	32,923	30,582
United States
Non-Current Assets by Region
Non-Current Assets	32,414	30,141
Rest of Americas
Non-Current Assets by Region
Non-Current Assets	510	441
India
Non-Current Assets by Region
Non-Current Assets	333	279
APJ
Non-Current Assets by Region
Non-Current Assets	€ 1,210	€ 1,263